STOCK-BASED COMPENSATION PLANS - Ultimate parent corporation outstanding options (Details) - Ultimate parent corporation stock option plan $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) Option $ / shares	Dec. 31, 2020 CAD ($) Option $ / shares
STOCK-BASED COMPENSATION PLANS
Options, balance at beginning of year | Option	1,467,700	1,033,900
Options, granted | Option		555,000
Options, exercised | Option	(39,998)	0
Options, cancelled | Option	(883,768)	(121,200)
Options, balance at end of year | Option	543,934	1,467,700
Number of vested options | Option	51,864
Weighted average exercise price, balance at beginning of year (in CAD per share)	$ 30.56	$ 29.19
Weighted average exercise price, granted (in CAD per share)		33.19
Weighted average exercise price, exercised (in CAD per share)	26.52
Weighted average exercise price, cancelled (in CAD per share)	30.73	30.95
Weighted average exercise price, balance at end of year (in CAD per share)	30.58	$ 30.56
Weighted average exercise price, vested options (in CAD per share)	$ 26.52
Cash consideration on stock options exercised | $	$ 0.2	$ 0.0
Weighted average years to maturity	7 years 8 months 12 days
Minimum
STOCK-BASED COMPENSATION PLANS
Exercise price (in dollars per share)	$ 26.52
Maximum
STOCK-BASED COMPENSATION PLANS
Exercise price (in dollars per share)	$ 33.19